CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Millions	Share capital	Retained earnings	Cumulative currency translation differences	Other reserves and equity instruments	Treasury shares	Net profit (loss) for the year	Total	Non-controlling interests	Total
Balance at Dec. 31, 2017	€ 4,005	€ 34,525	€ 4,818	€ 1,889	€ (581)	€ 3,374	€ 48,030	€ 49	€ 48,079
Changes in accounting policies at Dec. 31, 2017		245					245		245
Balance at Dec. 31, 2017	4,005	34,770	4,818	1,889	(581)	3,374	48,275	49	48,324
Statement
Profit (loss) for the year						4,126	4,126	11	4,137
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect				(17)			(17)		(17)
Change of minor investments measured at fair value with effects to OCI				15			15		15
Other comprehensive income that will not be reclassified to profit or loss, net of tax				(2)			(2)		(2)
Items that may be reclassified to profit or loss in later periods
Currency translation differences			1,787				1,787		1,787
Change in the fair value of cash flow hedge derivatives net of tax effect				(185)			(185)		(185)
Share of "Other comprehensive income (loss)" on equity-accounted investments				(24)			(24)		(24)
Other comprehensive income that will be reclassified to profit or loss, net of tax			1,787	(209)			1,578		1,578
Total comprehensive income (loss) of the year			1,787	(211)		4,126	5,702	11	5,713
Dividend distribution of Eni SpA		1,441				(2,881)	(1,440)		(1,440)
Interim dividend distribution of Eni SpA		(1,513)					(1,513)		(1,513)
Dividend distribution of other companies								(3)	(3)
Allocation of net income (loss)		493				(493)
Transactions with holders of equity instruments		421				(3,374)	(2,953)	(3)	(2,956)
Other changes in equity		(2)		(6)			(8)		(8)
Balance at Dec. 31, 2018	4,005	35,189	6,605	1,672	(581)	4,126	51,016	57	51,073
Changes in accounting policies at Dec. 31, 2018		(4)					(4)		(4)
Balance at Dec. 31, 2018	4,005	35,185	6,605	1,672	(581)	4,126	51,012	57	51,069
Statement
Profit (loss) for the year						148	148	7	155
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect				(37)			(37)		(37)
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements				(7)			(7)		(7)
Change of minor investments measured at fair value with effects to OCI				(3)			(3)		(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax				(47)			(47)		(47)
Items that may be reclassified to profit or loss in later periods
Currency translation differences			604				604		604
Change in the fair value of cash flow hedge derivatives net of tax effect				(482)			(482)		(482)
Share of "Other comprehensive income (loss)" on equity-accounted investments				(6)			(6)		(6)
Other comprehensive income that will be reclassified to profit or loss, net of tax			604	(488)			116		116
Total comprehensive income (loss) of the year			604	(535)		148	217	7	224
Dividend distribution of Eni SpA		1,513				(2,989)	(1,476)		(1,476)
Interim dividend distribution of Eni SpA		(1,542)					(1,542)		(1,542)
Dividend distribution of other companies								(4)	(4)
Allocation of net income (loss)		1,137				(1,137)
Reimbursements to minority shareholders								(1)	(1)
Acquisition of treasury shares		(400)		400	(400)		(400)		(400)
Transactions with holders of equity instruments		708		400	(400)	(4,126)	(3,418)	(5)	(3,423)
Other changes in equity		1		27			28	2	30
Balance at Dec. 31, 2019	4,005	35,894	7,209	1,564	(981)	148	47,839	61	47,900
Statement
Profit (loss) for the year						(8,635)	(8,635)	7	(8,628)
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect				9			9		9
Change of minor investments measured at fair value with effects to OCI				24			24		24
Other comprehensive income that will not be reclassified to profit or loss, net of tax				33			33		33
Items that may be reclassified to profit or loss in later periods
Currency translation differences			(3,313)	(1)			(3,314)		(3,314)
Change in the fair value of cash flow hedge derivatives net of tax effect				469			469		469
Share of "Other comprehensive income (loss)" on equity-accounted investments				32			32		32
Other comprehensive income that will be reclassified to profit or loss, net of tax			(3,313)	500			(2,813)		(2,813)
Total comprehensive income (loss) of the year			(3,313)	533		(8,635)	(11,415)	7	(11,408)
Dividend distribution of Eni SpA		1,542				(3,078)	(1,536)		(1,536)
Interim dividend distribution of Eni SpA		(429)					(429)		(429)
Dividend distribution of other companies								(3)	(3)
Allocation of net income (loss)		(2,930)				2,930
Cancellation of treasury shares				(400)	400
Increase in non-controlling interest relating to acquisition of consolidated entities								15	15
Issue of perpetual subordinated bonds				3,000			3,000		3,000
Transactions with holders of equity instruments		(1,817)		2,600	400	(148)	1,035	12	1,047
Costs for the issue of perpetual subordinated bonds		(25)					(25)		(25)
Other changes		(9)	(1)	(9)			(19)	(2)	(21)
Other changes in equity		(34)	(1)	(9)			(44)	(2)	(46)
Balance at Dec. 31, 2020	€ 4,005	€ 34,043	€ 3,895	€ 4,688	€ (581)	€ (8,635)	€ 37,415	€ 78	€ 37,493